9. Sales revenues	12 Months Ended
Dec. 31, 2020
Sales Revenues Abstract
Sales revenues
9.	Sales revenues
9.1.	Revenues from contracts with customers

As an integrated energy company, revenues from contracts with customers derive from different products sold by the Company’s operating segments, taking into consideration specific characteristics of the markets where they operate. For additional information about the operating segments of the Company, its activities and its respective products sold, see note 13.

The determination of transaction prices derives from methodologies and policies based on the parameters of these markets, reflecting operating risks, level of market share, changes in exchange rates and international commodity prices, including Brent oil prices, oil products such as diesel and gasoline, and the Henry Hub Index.

Revenues from sales are recognized at the moment the control is transferred to the client, that occurs upon delivery at the contractually agreed place or when the service is provided. Generally, prices for products and services are fixed prior to or shortly after delivery. Therefore, no significant changes in transactions prices are expected to be recognized in periods after the satisfaction of the performance obligations, except for some exports in which final prices are linked to changes in commodity price after their transfer of control. Sales proceeds are generally collected in the short-term, thus there are no significant financing components.

In addition, the Company acts as an agent in the biofuel business, where there is no control of the biodiesel purchased from the producers and sold to distributors at any time during the sale operation. Those revenues totaled US$ 37 in 2020 (US$ 46 in 2019).

9.2.	Net sales revenues

	2020	2019	2018
Diesel	13,924	23,007	23,450
Diesel subsidy	-	-	1,415
Gasoline	6,313	9,810	11,690
Liquefied petroleum gas	3,383	4,159	4,490
Jet fuel	1,455	3,832	4,208
Naphtha	1,694	1,669	2,455
Fuel oil (including bunker fuel)	795	1,026	1,233
Other oil products	2,712	3,410	3,769
Subtotal oil products	30,276	46,913	52,710
Natural gas	3,649	5,929	5,425
Renewables and nitrogen products	59	245	366
Breakage	438	645	687
Electricity	1,109	1,322	2,027
Services, agency and others	803	940	1,370
Domestic market	36,334	55,994	62,585
Exports	15,945	18,085	15,413
Oil	11,720	13,180	11,192
Fuel oil (including bunker fuel)	3,525	3,321	3,022
Other oil products	700	1,584	1,199
Sales abroad (*)	1,404	2,510	6,640
Foreign market	17,349	38,680	22,053
Sales revenues (**)	53,683	76,589	84,638

(*) Sales revenues from operations outside of Brazil, including trading and excluding exports.
(**) Sales revenues by business segment are set out in note 9.

Following the reduction of the investment in BR Distribuidora on July 25, 2019, this company became a non-consolidated entity. Hence, sales to this associate represent more than 10% of the Company sales revenues, mainly associated with the refining, transportation and marketing segment.

9.3.	Remaining performance obligations

The Company is party to sales contracts with original expected duration of more than 1 year, which define the volume and timing of goods or services to be delivered during the term of the contract, and the payment terms for these future sales.

The estimated remaining values of these contracts at December 31, 2020 presented below are based on the contractually agreed future sales volumes, as well as prices prevailing at December 31, 2020 or practiced in recent sales reflecting more directly observable information:

	Expected recognition within 1 year	Expected recognition after 1 year	Total
Domestic market
Gasoline	6,561	-	6,561
Diesel	15,008	-	15,008
Natural gas	4,383	7,865	12,248
Services and others	4,110	4,330	8,440
Naphtha	946	3,703	4,649
Electricity	713	2,491	3,204
Other oil products	17	-	17
Jet fuel	404	-	404
Foreign market		-
Exports	1,925	9,539	11,464
Total	34,067	27,928	61,995

Revenues will be recognized once goods are transferred and services are provided to the customers and their measurement and timing of recognition will be subject to future demands, changes in commodities prices, exchange rates and other market factors.

The table above does not include information on contracts with original expected duration of less than one year, such as spot-market contracts, variable considerations which are constrained, and information on contracts only establishing general terms and conditions (Master Agreements), for which volumes and prices will only be defined in subsequent contracts.

In addition, electricity sales are mainly driven by demands to generate electricity from thermoelectric power plants, as and when requested by the Brazilian National Electric System Operator (ONS). These requests are substantially affected by Brazilian hydrological conditions. Thus, the table above presents mainly fixed amounts for the electricity to be available to customers in these operations.

9.4.	Contract liabilities

 The balance of contract liabilities carried on the statement of financial position at December 31, 2020 amounted to US$ 69 (US$ 128 as of December 31, 2019). This amount is classified as other current liabilities and primarily comprises advances from customers in ship and take or pay contracts to be recognized as revenue based on future sales of natural gas or following the non-exercise of the right by the customer.

9.5.	Accounting policy for revenues

The Company evaluates contracts with customers that will be subject to revenue recognition and identifies the distinct goods and services promised in each of them.

Performance obligations are promises to transfer to the customer goods or services (or a bundle of goods or services) that are distinct, or series of distinct goods or services that are substantially the same and that have the same pattern of transfer to the customer.

Revenues are measured based on the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties. Transaction prices are based on contractually stated prices, reflecting the Company's pricing methodologies and policies based on market parameters.

When transferring a good, that is, when the customer obtains its control, the company satisfies the performance obligation and recognizes the respective revenue, which usually occurs at a point in time upon delivery.